UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tang Capital Management, LLC
Address: 4747 Executive Drive, Suite 510, San Diego, CA 92121


Form 13F File Number: 28-14822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin C. Tang
Title: Managing Director of Tang Capital Management, LLC
Phone: 858-200-3830

Signature, Place, and Date of Signing:

 /s/ Kevin C. Tang               San Diego, CA              November 14, 2012
-----------------------    ------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                                                FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              1

FORM 13F INFORMATION TABLE ENTRY TOTAL:        23

FORM 13F INFORMATION TABLE VALUE TOTAL:    283,547
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1        Kevin C. Tang          28-14818

                                                  FORM 13F INFORMATION TABLE

                                                              VALUE     SHARES/   SH/  PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DSCRETN MANAGERS  SOLE  SHARED     NONE
AFFYMAX INC                    COM                  00826A109  18,950     899,800  SH       SOLE            899,800       0      0
ANTHERA PHARMACEUTICALS INC    COM                  03674U102   5,435   5,467,900  SH       SOLE          5,467,900       0      0
BIOMARIN PHARMACEUTICALS INC   NOTE 2.500% 3/29/13  09061GAC5   6,964   3,000,000 PRN       SOLE          3,000,000       0      0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%       23254L207     890     277,993  SH       SOLE            277,993       0      0
DENDREON CORP                  COM                  24823Q107     383      79,600  SH       SHARED-
                                                                                            DEFINED  1            0  79,600      0
DENDREON CORP                  NOTE 4.750% 6/15/14  24823QAB3   3,780   4,000,000 PRN       SOLE          4,000,000       0      0
DENDREON CORP                  NOTE 2.875% 1/15/16  24823QAC1  17,367  26,515,000 PRN       SOLE         26,515,000       0      0
DEPOMED INC                    COM                  249908104  16,085   2,721,706  SH       SOLE          2,721,706       0      0
ENDOCYTE INC                   COM                  29269A102   4,644     465,763  SH       SOLE            465,763       0      0
HORIZON PHARMA INC             COM                  44047T109  14,629   4,179,587  SH       SOLE          4,179,587       0      0
INTERMUNE INC                  NOTE 2.500% 9/15/18  45884XAE3  13,409  17,000,000 PRN       SOLE         17,000,000       0      0
MANNKIND CORP                  COM                  56400P201   4,467   1,551,084  SH       SOLE          1,551,084       0      0
MANNKIND CORP                  NOTE 3.750% 12/15/13 56400PAA0  25,535  41,494,000 PRN       SOLE         41,494,000       0      0
NAVIDEA BIOPHARMACEUTICALS INC COM                  63937X103   4,273   1,553,879  SH       SOLE          1,553,879       0      0
NEKTAR THERAPEUTICS INC        COM                  640268108  23,485   2,200,000  SH       SOLE          2,200,000       0      0
ONCOGENEX PHARMACEUTICALS INC  COM                  68230A106  11,805     833,100  SH       SOLE            833,100       0      0
ONCOTHYREON INC                COM                  682324108   5,130   1,000,000  SH       SOLE          1,000,000       0      0
PDL BIOPHARMA INC              NOTE 2.875% 2/15/15  69329YAE4  50,075  37,474,000 PRN       SOLE         37,474,000       0      0
SALIX PHARMACEUTICALS INC      COM                  795435106  12,702     300,000  SH       SOLE            300,000       0      0
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/01/18  80517QAA8   9,300  37,200,000 PRN       SOLE         37,200,000       0      0
SPECTRUM PHARMACEUTICALS INC   COM                  84763A108  18,148   1,551,100  SH       SOLE          1,551,100       0      0
TRANSCEPT PHARMACEUTICALS INC  COM                  89354M106   6,418   1,208,720  SH       SOLE          1,208,720       0      0
VANDA PHARMACEUTICALS INC      COM                  921659108   9,673   2,400,252  SH       SOLE          2,400,252       0      0